Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of subsidiaries
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Scienjoy Inc.	March 2, 2017	Cayman Islands	100%	Holding Company
Scienjoy International Limited (“Scienjoy HK”)	May 18, 2017	Hong Kong	100%	Holding Company
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”)	October 17, 2017	The PRC	100%	Holding Company
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”)	July 5, 2018	The PRC	100%	Holding Company
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”)	May 9, 2017	The PRC	100%	Live streaming platform
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”)	March 2, 2016	The PRC	100%	Live streaming platform
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”)	December 18, 2017	Hong Kong	100%	Live streaming platform
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”)	July 23, 2020	The PRC	100%	Information technology
Holgus Sixiang Haohan Internet Technology Co., Ltd.(“Holgus H”) (a wholly owned subsidiary of ZH)	December 11, 2020	The PRC	100%	Information technology
Sixiang ZhiHui(HaiNan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH)	December 23, 2020	The PRC	100%	Live streaming platform
VIEs
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”)	January 22, 2019	The PRC	100%	Holding Company
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”)	October 28, 2011	The PRC	100%	Live streaming platform
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”)	April 18, 2016	The PRC	100%	Live streaming platform
Beijing Le Hai Technology Co., Ltd. (“LH”)	June 16, 2015	The PRC	100%	Live streaming platform
Lixiaozhi (Chongqing) Internet Technology Co., Ltd. (“LXZ”)	July 18, 2018	The PRC	100%	Live streaming platform
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd)	August 8, 2016	The PRC	100%	Live streaming platform
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF)	September 22, 2016	The PRC	100%	Live streaming platform
Zhihui QiYuan(HaiNan) Investment Co,. Ltd (“QYHN”) (a wholly owned subsidiary of QY)	March 2, 2021	The PRC	100%	Live streaming platform
Shanhai Weilan (Beijing) Technology Co., Ltd (“SHWL”) (a wholly owned subsidiary of SG)	September 27, 2021	The PRC	100%	Live streaming platform
Shihuai (Beijing) Technology Co., Ltd (“SH”) (a wholly owned subsidiary of SG)	September 29, 2021	The PRC	100%	Live streaming platform
Huayu Hefeng (Qingdao) Technology Co., Ltd (“HYHF”) (a wholly owned subsidiary of SG)	September 29, 2021	The PRC	100%	Live streaming platform

Schedule of consolidated financial statements of balance sheets
	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	72,179	71,308	11,190
Accounts receivable, net	183,555	122,480	19,220
Prepaid expenses and other current assets	11,728	157,724	24,750
Amounts due from related parties	-	1,052	165
Amounts due from inter-companies(1)	130,987	139,621	21,910
Total current assets	398,449	492,185	77,235

Non-current assets
Property and equipment, net	1,195	1,312	206
Intangible assets, net	239,609	235,688	36,985
Goodwill	92,069	92,069	14,448
Deferred tax assets	5,004	3,717	583
Long term deposits and other assets	950	950	149
Long term investments	5,000	251,827	39,517
Total non-current assets	343,827	585,563	91,888
TOTAL ASSETS	742,276	1,077,748	169,123

LIABILITIES
Current liabilities
Accounts payable	58,713	64,535	10,127
Deferred revenue	35,259	29,258	4,591
Accrued salary and employee benefits	16,069	13,585	2,132
Accrued expenses and other current liabilities	8,921	5,184	813
Income tax payable	8,581	8,801	1,381
Interest payable	-	41	6
Amounts due to inter-companies(1)	248,127	309,098	48,504
Current portion of contingent consideration – earn-out liability	16,365	10,638	1,669
Total current liabilities	392,035	441,140	69,223

Non-current liabilities
Deferred tax liabilities	59,729	58,746	9,219
Contingent consideration – earn-out liability	15,116	-	-
Total non-current liabilities	74,845	58,746	9,219
TOTAL LIABILITIES	466,880	499,886	78,442

Schedule of consolidated statements of income
	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Net revenues	700,729	940,783	1,198,273	188,035
Third party customers	635,855	936,551	1,164,317	182,707
Inter-companies	64,874	4,232	33,956	5,328
Net (loss) income	36,982	45,722	102,042	16,013

Schedule of consolidated statements of cash flow activities
	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Net cash provided by operating activities	60,234	270,927	70,255	11,025
Net cash used in investing activities	(5,347)	(323,670)	(250,714)	(39,342)
Net cash provided by (used in) financing activities	(28,682)	80,247	179,585	28,181